Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers of the Comp - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers of the Comp [Line Items]
Outstanding, Number of options	1,814,381	1,714,039
Exercisable, Number of options	1,209,464
lower than $0.01 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers of the Comp [Line Items]
Outstanding, Number of options	230,425
Outstanding, Weighted average remaining contractual life (years)	3 years 146 days
Exercisable, Number of options	230,425
Exercisable, Weighted average remaining contractual life (years)	3 years 146 days
Exercise Price 0.03 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers of the Comp [Line Items]
Exercise price (in Dollars per share)	$ 0.03
Outstanding, Number of options	19,597
Outstanding, Weighted average remaining contractual life (years)	5 years 292 days
Exercisable, Number of options	19,597
Exercisable, Weighted average remaining contractual life (years)	5 years 292 days
Exercise Price 0.27 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers of the Comp [Line Items]
Exercise price (in Dollars per share)	$ 0.27
Outstanding, Number of options	809,000
Outstanding, Weighted average remaining contractual life (years)	8 years 219 days
Exercisable, Number of options	291,125
Exercisable, Weighted average remaining contractual life (years)	8 years 146 days
Exercise Price 0.34 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers of the Comp [Line Items]
Exercise price (in Dollars per share)	$ 0.34
Outstanding, Number of options	8,020
Outstanding, Weighted average remaining contractual life (years)	3 years 328 days
Exercisable, Number of options	8,020
Exercisable, Weighted average remaining contractual life (years)	3 years 328 days
Exercise Price 0.45 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers of the Comp [Line Items]
Exercise price (in Dollars per share)	$ 0.45
Outstanding, Number of options	63,097
Outstanding, Weighted average remaining contractual life (years)	255 days
Exercisable, Number of options	63,097
Exercisable, Weighted average remaining contractual life (years)	255 days
Exercise Price 0.92 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers of the Comp [Line Items]
Exercise price (in Dollars per share)	$ 0.92
Outstanding, Number of options	650,424
Outstanding, Weighted average remaining contractual life (years)	6 years 73 days
Exercisable, Number of options	563,382
Exercisable, Weighted average remaining contractual life (years)	6 years
Exercise Price 4.72 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers of the Comp [Line Items]
Exercise price (in Dollars per share)	$ 4.72
Outstanding, Number of options	1,068
Outstanding, Weighted average remaining contractual life (years)	2 years 73 days
Exercisable, Number of options	1,068
Exercisable, Weighted average remaining contractual life (years)	2 years 73 days
Exercise Price 5.05 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers of the Comp [Line Items]
Exercise price (in Dollars per share)	$ 5.05
Outstanding, Number of options	2,769
Outstanding, Weighted average remaining contractual life (years)	2 years 73 days
Exercisable, Number of options	2,769
Exercisable, Weighted average remaining contractual life (years)	2 years 73 days
Exercise Price 5.73 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers of the Comp [Line Items]
Exercise price (in Dollars per share)	$ 5.73
Outstanding, Number of options	29,981
Outstanding, Weighted average remaining contractual life (years)	3 years 292 days
Exercisable, Number of options	29,981
Exercisable, Weighted average remaining contractual life (years)	3 years 292 days